Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
Offering Status
As of November 5, 2014, the Company had issued approximately 2,660,446 shares of the Company’s common stock pursuant to the DRP Offering for approximately $26.0 million.
Acquisition of Equifax II property
On October 1, 2014, the Company, through the Operating Partnership, acquired a two-story office facility located in Earth City, Missouri (the "Equifax II property"). The Equifax II property is leased in its entirety pursuant to a full-service gross lease to TALX Corporation. On the acquisition date, the remaining term of the lease was approximately 10 years.
The purchase price of the Equifax II property was $13.9 million, which, along with other closing fees and expenses, and acquisition fees and expense reimbursement paid to the Advisor, was funded with proceeds from the Follow-On Offering.
Entry into Third Amended and Restated Advisory Agreement and Third Amended and Restated Limited Partnership Agreement
In order to more closely align the interests of the Advisor with the stockholders and provide more clarity relating to the incentive fees that may be due to the Advisor, on October 15, 2014, the Company entered into a Third Amended and Restated Advisory Agreement with the Advisor and the Operating Partnership and a Third Amended and Restated Limited Partnership Agreement with the Operating Partnership and the Advisor.
Third Amended and Restated Advisory Agreement
On October 15, 2014, the Company entered into a Third Amended and Restated Advisory Agreement with the Advisor and the Operating Partnership, which amends and supersedes the Second Amended and Restated Advisory Agreement. Pursuant to the Third Amended and Restated Advisory Agreement, (1) provisions related to various subordinated fees that would be due to the Advisor upon the occurrence of certain events have been removed from such agreement and are now included in the Third Amended and Restated Limited Partnership Agreement of the Operating Partnership, (2) the Operating Partnership is now a party to the Third Amended and Restated Advisory Agreement and has provided customary representations and warranties, and the provisions of the Third Amended and Restated Limited Partnership Agreement are incorporated into the Third Amended and Restated Advisory Agreement, (3) provisions related to the Disposition Fee have been revised to clarify that the Advisor will be entitled to receive the Disposition Fee in the event that all or substantially all of the Company's business or securities are transferred or otherwise disposed of by way of a merger or other similar transaction, similar to the Disposition Fee the Advisor would receive in the event that the Company sells all or substantially all of its properties, and to clarify that the Disposition Fee in both instances will be subordinated to a return of Invested Capital, as described in the Third Amended and Restated Advisory Agreement, and (4) revisions have been made to the Advisor's policy related to allocation of acquisition opportunities among programs sponsored by the Advisor to reflect changes to such policy governing the allocation of opportunities among the Company and Griffin Capital Essential Asset REIT II, Inc., another program sponsored by the Sponsor, which changes were approved by the board of directors.
Third Amended and Restated Limited Partnership Agreement
On October 15, 2014, the Company entered into a Third Amended and Restated Limited Partnership Agreement with the Operating Partnership and the Advisor, which amends and supersedes the Second Amended and Restated Limited Partnership Agreement.
Pursuant to the Third Amended and Restated Limited Partnership Agreement, the Advisor has been granted a special limited partnership interest in the Operating Partnership and is a party to the Third Amended and Restated Limited Partnership Agreement. In addition, provisions related to various subordinated fees that would be due to the Advisor upon the occurrence of certain events have been included in such agreement and are payable as distributions pursuant to the Advisor’s special limited partnership interest, and the rights of the holders of Series A Cumulative Redeemable Exchangeable Preferred Units of the Operating Partnership, previously contained in Amendment No. 2 to the Second Amended and Restated Limited Partnership Agreement, have been incorporated into the Third Amended and Restated Limited Partnership Agreement. After giving effect to the Third Amended and Restated Limited Partnership Agreement, the Advisor may be entitled to receive various subordinated distributions, each of which are outlined further in the Third Amended and Restated Limited Partnership Agreement, if the Company (1) lists its shares of common stock on a national exchange, (2) terminates the advisory agreement, (3) liquidates the portfolio, or (4) enters into an Extraordinary Transaction, as defined in the Third Amended and Restated Limited Partnership Agreement. In the case of each of the foregoing distributions, the Advisor’s receipt of the distribution is subordinate to return of capital to the Company's stockholders plus at least a 6% cumulative, non-compounded return, and the Advisor’s share of the distribution is 5%, 10%, or 15%, depending on the return level to the Company's stockholders.
In addition, in the event of a merger of the Advisor into the Company or one of its affiliates in anticipation of listing or a merger with an already-listed entity, any merger consideration paid to the Sponsor or its affiliates in excess of unreturned and unreimbursed capital invested by the Sponsor and its affiliates into the Company, the Advisor, the dealer manager, or affiliates, relating in any way to the business organization of the Company, the Operating Partnership, or any of its offerings, shall be subordinated to the return of stockholders' invested capital. Such excess merger consideration shall be paid in stock that may not be traded for one year from the date of receipt, and such stock shall be held in escrow pending the occurrence of certain conditions outlined further in the Third Amended and Restated Limited Partnership Agreement.

Subsequent Events
The Company has completed an evaluation of all transactions subsequent to the date of the financial statements through the date the financial statements were issued.
The following events happened subsequent to the date of the financial statements, up to the issuance date of this report:
Offering Status
From January 1, 2014 through March 4, 2014, in connection with the Follow-On Offering, the Company had issued 28.1 million shares of the Company’s common stock for gross proceeds of approximately $287.8 million.
Acquisitions
Caterpillar property
On January 7, 2014, the Company, through the Operating Partnership, acquired a single-story industrial facility located in Joliet, Illinois (the “Caterpillar property”). The Caterpillar property is leased in its entirety pursuant to a triple-net lease to Caterpillar, Inc. (“Caterpillar”), obligating Caterpillar to all costs and expenses to operate and maintain the property, including certain capital expenditures. On the acquisition date, the remaining term was approximately five years.
The purchase price of the Caterpillar property was $57.0 million, which was funded with a $56.9 million draw from the KeyBank Credit Facility. The remaining purchase price and other closing fees and expenses, including acquisition fees and expense reimbursement paid to the Advisor, were funded with proceeds from the Follow-On Offering.
Digital Globe property
On January 14, 2014, the Company, through the Operating Partnership, acquired a four-story office facility located in Westminster, Colorado (the “DigitalGlobe property”). The DigitalGlobe property is leased in its entirety pursuant to a triple-net lease to the seller Avaya, Inc. through June 2015, immediately after which a lease with DigitalGlobe, Inc. (“DigitalGlobe”) will commence. The DigitalGlobe lease is a 15-year triple-net lease, obligating DigitalGlobe to all costs and expenses to operate and maintain the property, including certain capital expenditures.
The purchase price of the DigitalGlobe property was $92.0 million, plus closing costs, which was funded in its entirety with a draw from the KeyBank Credit Facility. Acquisition fees and expense reimbursement paid to the Advisor, were funded with proceeds from the Follow-On Offering.
Waste Management property
On January 16, 2014, the Company, through the Operating Partnership, acquired a single-story office facility located in Phoenix, Arizona (the “Waste Management property”). The Waste Management property is leased in its entirety pursuant to a full-service gross lease to Waste Management of Arizona (“Waste Management”). On the acquisition date, the remaining term was approximately 10 years.
The purchase price of the Waste Management property was approximately $22.8 million, plus closing costs including acquisition fees and expense reimbursement paid to the Advisor, were funded with proceeds from the Follow-On Offering.
BT Infonet property
On February 27, 2014, the Company, through the Operating Partnership, acquired a three-story office facility located in El Segundo, California (the “BT Infonet property”). The BT Infonet property is leased in its entirety pursuant to a triple-net lease to BT Infonet. On the acquisition date, the remaining term was approximately eight years.
The purchase price of the BT Infonet property was approximately $52.7 million, plus closing costs including acquisition fees and expense reimbursement paid to the Advisor, were funded with proceeds from the Follow-On Offering.
We own fee simple interests in all of the acquisitions mentioned above except the Waste Management property in which we own a fee simple interest in the building and improvements subject to a ground lease.
Lease termination
On January 24, 2014, the Company executed a termination agreement with World Kitchen, LLC in which the Company agreed to a termination fee of $7.125 million, to be financed at 5.5% over an approximate 5.5 year term, and a restoration amount of approximately $0.5 million. In return the Company released World Kitchen, LLC from any and all obligations under the lease in-place at December 31, 2013. Upon the execution of the termination agreement KeyBank released the property as collateral of the KeyBank Credit Facility, and released the re-tenanting reserves funded pursuant to the second amended and restated KeyBank Credit Agreement.  The Company’s property manager is actively involved in finding an appropriate replacement tenant. As a result of the termination, the Company wrote off approximately $0.9 million of unamortized in-place lease intangible assets that were recorded as part of the purchase price allocation when the property was acquired. The future minimum rents lost are as follows: $2.3 million for each of 2014 and 2015; $2.4 million for 2016; $2.5 million for each of 2017 and 2018; and $3.1 million thereafter.
AIG Loan
On January 24, 2014, the Company, through five SPEs wholly owned by the Operating Partnership, entered into various loan documents (the “AIG Loan Documents”) with National Union Fire Insurance Company and The Variable Annuity Life Insurance Company of Pittsburgh, Pa. (collectively, the “Lenders”), pursuant to which the Lenders provided such SPEs with a loan in the aggregate amount of $110.64 million (the “AIG Loan”). The funds were utilized to refinance five of the properties previously serving as security for the KeyBank Credit Facility. The AIG Loan is secured by cross-collateralized and cross-defaulted first mortgage liens or first lien deeds of trust and second mortgage liens or second lien deeds of trust on the Verizon, Avnet, Northrop Grumman, Schlumberger, and UTC properties (collectively, the “Secured Properties”). The AIG Loan has a term of 15 years, maturing on February 1, 2029. The AIG Loan bears interest at a fixed rate of 4.96% and requires monthly payments of interest only for the first three years and fixed monthly payments of principal and interest thereafter.